Revenue Recognition - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue
Revenues	¥ 5,409,825	¥ 3,341,617	¥ 3,908,264
Directly-operated salons
Disaggregation of Revenue
Revenues	4,006,834	2,026,806	2,031,155
Franchise fees
Disaggregation of Revenue
Revenues	1,359,026	1,289,141	1,833,501
Other revenues
Disaggregation of Revenue
Revenues	43,965	25,670	43,608
Relaxation Salon Segment
Disaggregation of Revenue
Revenues	5,196,540	3,315,947	3,864,656
Relaxation Salon Segment | Directly-operated salons
Disaggregation of Revenue
Revenues	3,278,514	2,026,806
Relaxation Salon Segment | Directly-operated salons sold
Disaggregation of Revenue
Revenues	559,000
Relaxation Salon Segment | Franchise fees
Disaggregation of Revenue
Revenues	199,889	175,445
Relaxation Salon Segment | Royalty income
Disaggregation of Revenue
Revenues	209,848	179,745
Relaxation Salon Segment | Staffing service revenue
Disaggregation of Revenue
Revenues	263,962	254,282
Relaxation Salon Segment | Sublease revenue
Disaggregation of Revenue
Revenues	437,976	492,371
Relaxation Salon Segment | Other franchise revenues
Disaggregation of Revenue
Revenues	247,351	187,298
Digital Preventative Healthcare
Disaggregation of Revenue
Revenues	43,965	25,670	¥ 43,608
Digital Preventative Healthcare | Other revenues
Disaggregation of Revenue
Revenues	43,965	25,670
Luxury Beauty
Disaggregation of Revenue
Revenues	169,320
Luxury Beauty | Directly-operated salons
Disaggregation of Revenue
Revenues	169,320
Operating segments
Disaggregation of Revenue
Revenues	5,409,825	3,341,617
Operating segments | Directly-operated salons
Disaggregation of Revenue
Revenues	3,447,834	2,026,806
Operating segments | Directly-operated salons sold
Disaggregation of Revenue
Revenues	559,000
Operating segments | Franchise fees
Disaggregation of Revenue
Revenues	199,889	175,445
Operating segments | Royalty income
Disaggregation of Revenue
Revenues	209,848	179,745
Operating segments | Staffing service revenue
Disaggregation of Revenue
Revenues	263,962	254,282
Operating segments | Sublease revenue
Disaggregation of Revenue
Revenues	437,976	492,371
Operating segments | Other franchise revenues
Disaggregation of Revenue
Revenues	247,351	187,298
Operating segments | Other revenues
Disaggregation of Revenue
Revenues	¥ 43,965	¥ 25,670